SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended				9 Months Ended			12 Months Ended
	Sep. 30, 2021 USD ($) Integer $ / shares shares		Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) Integer $ / shares		Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares		Dec. 31, 2019 USD ($) $ / shares
Property, Plant and Equipment [Line Items]
Amortization of above and below Market Leases	$ 6,000			$ 26,000	$ 4,000		$ 84,000	$ 100,000		$ 100,000
Amortization of financing costs	68,000			116,000	275,000		369,000	200,000		300,000
Deferred costs, total	1,300,000				1,300,000			1,900,000		2,100,000
Operating lease, iInitial direct cost expense, over term	85,000			106,000	257,000		306,000	400,000		600,000
Cash equivalents, at carrying value, total	27,800,000				27,800,000			11,500,000
Restricted cash, total	$ 3,800,000				$ 3,800,000			4,200,000
Number of real estate properties held for sale | Integer	1				1
Unamortized Deferred Stock Costs	$ 2,000				$ 2,000			109,000
Real estate investment property and lease intangibles, net	125,888,000				125,888,000			166,254,000		200,207,000
Impairment of real estate					300,000		845,674	1,730,851
Antidilutive securities excluded from computation of earnings per share, amount (in shares) | shares	401,167			212,517
Amortization of intangible assets, total								400,000		600,000
Asset impairment charges								$ 0		0
Finite-Lived Intangible Asset, Useful Life								39 years
Depreciation and amortization					4,104,018		4,823,673	$ 6,274,321		7,364,688
Cash, FDIC insured amount								250,000
Escrow deposit								9,800,000
Restricted Cash								4,100,000
Accounts receivables								70,000		21,000
Amortization of Debt Issuance Costs					$ 431,806		$ 992,705	1,287,430		965,239
Deferred Offering Costs								108,660
Noninterest Expense Offering Cost								$ 530,639
Percentage of Distributed Taxable Income to Qualify as REIT								90.00%
Earnings Per Share, Basic and Diluted | $ / shares	$ 0.13			$ 0.20	$ 0.33		$ 0.54	$ 0.85		$ 0.07
Domestic Tax Authority [Member]
Property, Plant and Equipment [Line Items]
Operating Loss Carryforwards, Total								$ 11,000,000.0
Mortgage Notes [Member]
Property, Plant and Equipment [Line Items]
Debt Issuance Costs, Net								800,000		$ 1,100,000
Amortization of Debt Issuance Costs								400,000		500,000
Notes Payable to Banks [Member] | Polar Multi Strategy Master Fund [Member]
Property, Plant and Equipment [Line Items]
Debt Issuance Costs, Net								200,000
Amortization of Debt Issuance Costs								900,000		400,000
Series D Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Adjustments to additional paid in capital, stock issued, issuance costs					$ 2,500,000
Class A Common Stock and Related Warrants [Member]
Property, Plant and Equipment [Line Items]
Adjustments to additional paid in capital, stock issued, issuance costs					$ 1,100,000
Series B Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Unamortized Deferred Stock Costs										100,000
Model Home [Member]
Property, Plant and Equipment [Line Items]
Number of real estate properties held for sale | Integer	3				3
Highland Court [Member]
Property, Plant and Equipment [Line Items]
Real estate investment property and lease intangibles, net		[1],[2]				[1],[2]		10,500,000	[1],[2],[3]	11,421,000	[3]
Impairment of real estate			$ 300,000					1,300,000		$ 400,000
Highland Court [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration								$ 10,200,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Amortization of value in place leases (Year)					10 years			10 years
Investment in real estate and accumulated depreciation, life used for depreciation (Year)					5 years			5 years
Finite-Lived Intangible Asset, Useful Life								10 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Lessee, operating lease, remaining lease term								5 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Investment in real estate and accumulated depreciation, life used for depreciation (Year)					1 year			1 year
Finite-Lived Intangible Asset, Useful Life								1 year
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Lessee, operating lease, remaining lease term								4 years

[1]	A portion of the proceeds from the sale of Highland Court were used in like-kind exchange transactions pursued under Section 1031 of the Internal Revenue for the acquisition of our Mandolin property. Mandolin is owned by NetREIT Palm Self-Storage LP, through its wholly owned subsidiary NetREIT Highland LLC, and the Company is the sole general partner and owns 61.3% of NetREIT Palm Self-Storage LP.
[2]	This property was sold during the nine months ended September 30, 2021.
[3]	Property held for sale as of December 31, 2020.